Note 16 - Income Taxes (Details)	6 Months Ended
Jun. 30, 2014
Note 16 - Income Taxes (Details) [Line Items]
Ownership Test Percentage	50.00%
More Than [Member]
Note 16 - Income Taxes (Details) [Line Items]
Ownership Test Percentage	50.00%